Trade Receivables - Summary of Detailed Information About Trade Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Trade receivables	R$ 1,793,759	R$ 1,820,823
Provision for doubtful accounts	(107,995)	(129,242)
Trade Receivables, Net	R$ 1,685,764	R$ 1,691,581